Related parties - Key management personnel (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related parties
Short-term employee benefits	$ 5.6	$ 5.9	$ 5.4
Share-based compensation	5.7	9.4	0.2
Long-term employee benefits	$ 0.5	$ 0.5	$ 0.4